RIGHT OF USE ASSETS (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Depreciation expense	$ 337,491	$ 565,806
Cost, Additions	0	0
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Depreciation expense	$ 7,771